Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Sales of goods and services	€ 1,820	€ 3,664	€ 16,661
Receivables from related parties	361	€ 208	€ 2,164
Bad or doubtful debt expenses	€ (166)